Leases	6 Months Ended
Dec. 31, 2020
Leases
Leases

14        Leases

(i)       Amounts recognized in the consolidated balance sheet

The balance sheet shows the following amounts relating to leases:

Right-of-use assets:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Property	3,590	4,290	5,056
Plant and machinery	340	269	112
Total	3,930	4,559	5,168

Additions to right-of-use assets for the six months ended 31 December 2020 amounted £219,000 and for the year ended 30 June 2020 amounted to £239,000.

Lease liabilities:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Current	568	1,067	1,622
Non-current	3,255	3,326	3,626
Total lease liabilities	3,823	4,393	5,248

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2019	5,976
Cash flows	(797)
Accretion expense	69
At 31 December 2019	5,248
Cash flows	(1,155)
Acquisition	239
Accretion expense	61
At 30 June 2020	4,393
Cash flows	(842)
Acquisition	219
Accretion expense	53
At 31 December 2020	3,823

(ii)       Amounts recognized in the consolidated statement of profit or loss:

	31 December	31 December
	2020	2019
	£’000	£’000
Depreciation charge of right-of-use assets
Property	(765)	(765)
Plant and machinery	(83)	(43)
	(848)	(808)
Interest expense (included in finance cost)	(54)	(68)
Expense relating to short-term leases (included in operating expenses)	(261)	(351)
Expense relating to low value leases (included in operating expenses)	(21)	(8)